Convertible Preferred Stock and Preferred Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Convertible Preferred Stock
Schedule of balance sheet and preferred stock

As of December 31, 2019, preferred stock consisted of the following ($ in millions, except for share amounts):

	As of
	December 31, 2019
		Preferred Stock			Common Stock
	Preferred	Issued and	Carrying	Liquidation	Issuable Upon
	Stock Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred stock	8,703,846	8,703,846	119.8	120.1	8,703,846
Series D Preferred stock	7,107,930	7,107,930	299.4	300.0	7,107,930
	31,557,107	31,557,107	$480.2	$480.8	31,557,107

As of each balance sheet date, preferred stock consisted of the following ($ in millions, except for share amounts):

	December 31, 2018
		Preferred
	Preferred	Stock			Common Stock
	Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred Stock	8,703,846	8,700,224	119.8	120.1	8,700,224
	24,449,177	24,445,555	$180.8	$180.8	24,445,555

	December 31, 2019
		Preferred
	Preferred	Stock			Common Stock
	Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred Stock	8,703,846	8,703,846	119.8	120.1	8,703,846
Series D Preferred Stock	7,107,930	7,107,930	299.4	300.0	7,107,930
	31,557,107	31,557,107	$480.2	$480.8	31,557,107